Capital Leases Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Capital Leases Payable [Abstract]
Capital Leases Payable

Note 10—Capital Leases Payable

Capital Leases Payable

Capital leases payable consisted of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Capital lease payable to De Lange Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $452.	16,000	17,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on November 16, 2016, monthly payment of $592.	9,000	12,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $590.	$10,000	$12,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $405.	7,000	8,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $394.	10,000	—
Total capital leases	52,000	49,000
Less: current portion	(25,000)	(19,000)
Long-term portion of capital leases	$27,000	$30,000

The future minimum lease payments required under the capital leases and the present value of the net minimum lease payments as of June 30, 2015, are as follows:

	Year Ending December 31	Amount
	2015	15,000
	2016	28,000
	2017	10,000
	2018	5,000
Net minimum lease payments		58,000
Less: Amount representing interest		(5,00)
Less: Taxes		(1,000)
Present value of net minimum lease payments		52,000
Less: Current maturities of capital lease obligations		(25,000)
Long-term capital lease obligations		$27,000

Note 10 - Notes and Capital Leases Payable

Notes Payable

On October 24, 2013, we entered into a Loan, Security and Guarantee agreement with the Export-Import Bank of the United States (“Ex-Im Bank”).  Under this agreement, pursuant to the Global Credit Express Program, we can borrow up to a maximum amount of $400,000 from November 4, 2013 until November 4, 2014. The agreement was not renewed in 2014.  All outstanding principal and accrued and unpaid interest under each disbursement is due and payable in full on November 4, 2014 or per the conditions precedent noted below.  Interest accrues at a rate of 4.24% per year. There were no outstanding principal amounts as of December 31, 2014 and 2013.

Capital Leases Payable

Capital leases payable consisted of the following:

	December 31, 2014	December 31, 2013
Capital lease payable to De Lange Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $452	$17,000	$20,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on November 16, 2016, monthly payment of $592.	12,000	17,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $590.	8,000	-
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $405.	12,000	-
Total capital leases	49,000	37,000
Less: current portion	(19,000)	(8,000)
Long-term portion of capital leases	$30,000	$29,000

The future minimum lease payments required under the capital leases and the present value of the net minimum lease payments as of December 31, 2014, are as follows:

	Year Ending December 31	Amount
	2015	$24,000
	2016	24,000
	2017	6,000
	2018	5,000
Net minimum lease payments		59,000
Less: Amount representing interest		(9,000)
Less: Taxes		(1,000)
Present value of net minimum lease payments		49,000
Less: Current maturities of capital lease obligations		(19,000)
Long-term capital lease obligations		$30,000